DBX ETF Trust | 1
Schedule of Investments
Xtrackers MSCI Eurozone Hedged Equity ETF
February 28, 2025 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 97.3%
Austria — 1.0%
ANDRITZ AG
499 29,350
BAWAG Group AG, 144A *
589 59,328
CA Immobilien Anlagen AG (a)
267 6,459
DO & CO AG *
56 12,606
Erste Group Bank AG
2,342 157,041
EVN AG *
225 5,462
IMMOFINANZ AG *
225 3,814
Kontron AG (a)
249 5,409
Lenzing AG *
123 3,318
Oesterreichische Post AG (a)
244 8,150
OMV AG
1,118 49,197
Palfinger AG
92 2,295
Porr AG
54 1,302
Raiffeisen Bank International AG
904 24,194
Schoeller-Bleckmann Oilfield
Equipment AG
92 3,250
UNIQA Insurance Group AG
1,130 10,304
Verbund AG
503 37,986
Vienna Insurance Group AG
Wiener Versicherung Gruppe
232 8,700
voestalpine AG
811 18,609
Wienerberger AG
868 28,489
(Cost $387,150)
475,263
Belgium — 2.6%
Ackermans & van Haaren NV
152 30,873
Aedifica SA REIT
391 25,168
Ageas SA/NV
1,109 60,570
Anheuser-Busch InBev SA/NV
6,697 400,433
Azelis Group NV
1,268 24,019
Barco NV
405 4,731
Bekaert SA
242 8,691
Cofinimmo SA REIT
295 18,055
Colruyt Group NV
248 9,565
Deme Group NV
54 7,506
D'ieteren Group
162 26,871
Elia Group SA/NV
222 14,658
Fagron
441 8,491
Galapagos NV *
340 8,810
Groupe Bruxelles Lambert NV
634 45,183
KBC Ancora
285 16,467
KBC Group NV
1,709 148,173
Kinepolis Group NV
92 3,250
Lotus Bakeries NV
3 27,044
Melexis NV
136 8,035
Montea NV REIT
112 7,447
Ontex Group NV *
441 3,806
Proximus SADP
1,104 6,883
Recticel SA
268 2,991
Retail Estates NV REIT
80 4,954
Number
of Shares Value $
Sofina SA
114 28,074
Solvay SA
496 16,202
Syensqo SA
533 38,880
Tessenderlo Group SA
143 3,189
UCB SA
961 180,986
Umicore SA
1,407 12,786
Vastned NV REIT
76 2,231
VGP NV
78 6,530
Warehouses De Pauw CVA REIT
1,317 28,635
X-Fab Silicon Foundries SE,
144A *
287 1,361
Xior Student Housing NV REIT
206 6,048
(Cost $1,283,399)
1,247,596
Finland — 3.1%
Cargotec OYJ, Class B
263 12,619
Citycon OYJ *
802 2,579
Elisa OYJ
1,045 48,066
Finnair OYJ *
451 1,651
Fortum OYJ
3,287 51,471
Harvia OYJ
112 5,350
Huhtamaki OYJ
733 27,161
Kalmar OYJ, Class B *
263 9,359
Kemira OYJ
811 17,869
Kempower OYJ *
111 1,578
Kesko OYJ, Class B
1,987 37,638
Kojamo OYJ *
875 8,387
Kone OYJ, Class B
2,520 141,686
Konecranes OYJ
480 34,108
Mandatum OYJ
3,407 19,297
Marimekko OYJ
173 2,390
Metsa Board OYJ, Class B
1,157 4,724
Metso Corp.
4,508 49,850
Neste OYJ
3,220 28,720
Nokia OYJ
38,278 184,025
Nokian Renkaat OYJ
795 5,171
Nordea Bank Abp
23,506 308,579
Orion OYJ, Class B
802 45,075
Outokumpu OYJ
2,919 10,822
Puuilo OYJ
636 6,551
QT Group OYJ *
127 10,994
Revenio Group OYJ
149 3,975
Sampo OYJ, Class A
17,989 157,797
Stora Enso OYJ, Class R
4,175 44,890
TietoEVRY OYJ
707 13,260
Tokmanni Group Corp.
326 4,670
UPM-Kymmene OYJ
4,003 116,852
Valmet OYJ
1,048 29,353
Wartsila OYJ Abp
3,803 72,096
YIT OYJ *
776 1,843
(Cost $1,606,489)
1,520,456

2 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Eurozone Hedged Equity ETF
(Continued)
February 28, 2025 (Unaudited)
Number
of Shares Value $
France — 30.9%
Accor SA
1,413 70,445
Aeroports de Paris SA
250 25,584
Air France-KLM *
739 6,751
Air Liquide SA
4,345 796,077
Airbus SE
4,457 766,109
Alstom SA *
2,617 57,227
Altarea SCA REIT
40 4,340
Alten SA
229 20,833
Amundi SA, 144A
447 31,902
Antin Infrastructure Partners SA
228 2,668
Arkema SA
442 36,406
Assystem SA
108 4,549
Aubay
22 1,027
AXA SA
13,306 516,784
Beneteau SACA
376 3,963
BioMerieux
327 39,179
BNP Paribas SA
7,559 571,319
Bollore SE
5,631 33,997
Bouygues SA
1,373 47,058
Bureau Veritas SA
2,364 71,019
Capgemini SE
1,163 179,940
Carmila SA REIT
448 8,059
Carrefour SA
3,953 52,509
Cie de Saint-Gobain SA
3,368 337,920
Cie des Alpes
233 3,940
Cie Generale des Etablissements
Michelin SCA
4,896 173,494
Clariane SE *
86 328
Coface SA
762 12,979
Covivio SA REIT
409 22,317
Credit Agricole SA
7,945 131,950
Danone SA
4,875 348,231
Dassault Aviation SA
144 36,807
Dassault Systemes SE
5,079 200,105
Derichebourg SA
665 3,742
Edenred SE
1,881 59,845
Eiffage SA
536 53,700
Elior Group SA, 144A *
593 1,595
Elis SA
1,300 26,445
Emeis SA * (a)
562 6,393
Engie SA
13,646 244,044
Equasens
40 1,539
Eramet SA
57 3,084
EssilorLuxottica SA
2,230 663,683
Esso SA Francaise
18 2,147
Etablissements Maurel et Prom
SA
297 1,810
Eurazeo SE
333 26,271
Eutelsat Communications SACA
* (a)
1,137 1,414
Exosens SAS *
62 1,671
Number
of Shares Value $
Fnac Darty SA
92 2,858
Forvia SE
1,021 8,941
Gaztransport Et Technigaz SA
263 40,105
Gecina SA REIT
339 31,843
Getlink SE
2,360 39,097
Havas NV *
5,238 7,553
Hermes International SCA
238 675,736
ICADE REIT
244 5,705
ID Logistics Group SACA *
30 12,837
Imerys SA
206 6,659
Interparfums SA
154 7,117
Ipsen SA
284 32,760
IPSOS SA
264 13,112
JCDecaux SE *
395 5,978
Kaufman & Broad SA
75 2,540
Kering SA
555 156,080
Klepierre SA REIT
1,657 52,770
La Francaise des Jeux SAEM,
144A
732 27,913
Legrand SA
1,988 217,671
LISI SA
95 2,621
L'Oreal SA
1,803 660,231
Louis Hachette Group *
5,238 7,735
LVMH Moet Hennessy Louis
Vuitton SE
2,065 1,488,565
Manitou BF SA
54 1,272
Mercialys SA REIT
821 9,113
Mersen SA
128 2,788
Metropole Television SA
149 1,994
Neoen SA, 144A
365 15,089
Nexans SA
247 25,623
Nexity SA *
244 2,688
Opmobility
341 3,651
Orange SA
14,166 169,655
Pernod Ricard SA
1,495 160,124
Peugeot Invest SA
22 1,684
Pierre Et Vacances SA *
471 732
Planisware SA *
122 3,466
Pluxee NV
593 13,358
Publicis Groupe SA
1,716 169,999
Quadient SA
206 3,688
Remy Cointreau SA
152 8,018
Renault SA
1,488 76,932
Rexel SA
1,634 44,173
Rubis SCA
535 14,707
Safran SA
2,694 698,935
Sanofi SA
8,489 919,001
Sartorius Stedim Biotech
210 43,351
Schneider Electric SE
4,103 995,749
SCOR SE
1,095 29,511
SEB SA
210 18,539
Seche Environnement SACA
14 1,234

DBX ETF Trust | 3
Schedule of Investments
Xtrackers MSCI Eurozone Hedged Equity ETF
(Continued)
February 28, 2025 (Unaudited)
Number
of Shares Value $
Societe BIC SA
149 9,135
Societe Generale SA
5,309 216,464
Sodexo SA
678 52,081
SOITEC *
236 14,126
Sopra Steria Group
115 18,181
SPIE SA
1,110 39,472
Technip Energies NV
930 28,884
Teleperformance SE
420 40,371
Television Francaise 1 SA
230 1,915
Thales SA
680 135,190
TotalEnergies SE
16,183 969,978
Trigano SA
53 7,356
Ubisoft Entertainment SA *
777 9,842
Unibail-Rodamco-Westfield
REIT *
902 76,277
Valeo SE
1,733 18,013
Vallourec SACA *
1,204 23,368
Veolia Environnement SA
5,288 157,763
Verallia SA, 144A
482 13,410
Vicat SACA
116 5,499
Vinci SA
3,712 427,807
Virbac SACA
28 8,844
Vivendi SE
5,238 15,812
Voltalia SA *
187 1,602
VusionGroup
59 12,584
Wavestone (a)
40 2,021
Wendel SE
191 19,140
Worldline SA, 144A *
1,623 10,438
(Cost $13,979,422)
14,990,273
Germany — 26.2%
1&1 AG
247 3,341
Adesso SE
18 1,561
adidas AG
1,292 329,971
Adtran Networks SE
190 3,962
AIXTRON SE
740 9,338
Allianz SE
2,894 991,591
Atoss Software SE
87 10,559
Aurubis AG * (a)
256 22,161
Auto1 Group SE, 144A *
863 20,769
BASF SE
6,741 344,115
Bayer AG
7,266 171,174
Bayerische Motoren Werke AG
2,173 189,124
Bechtle AG
680 23,193
Beiersdorf AG
745 102,206
Bilfinger SE
177 10,227
Brenntag SE
905 59,914
CANCOM SE
228 5,946
Carl Zeiss Meditec AG
266 16,570
CECONOMY AG *
1,028 3,308
Cewe Stiftung & Co. KGaA
22 2,225
Commerzbank AG
7,219 154,341
Number
of Shares Value $
CompuGroup Medical Se & Co.
KGaA *
306 7,110
Continental AG
858 61,538
Covestro AG *
1,353 83,230
CTS Eventim AG & Co. KGaA
452 49,514
CureVac NV *
779 2,381
Daimler Truck Holding AG
3,542 154,725
Delivery Hero SE, 144A *
1,328 38,600
Dermapharm Holding SE
111 4,445
Deutsche Bank AG (b)
13,886 298,537
Deutsche Boerse AG
1,421 370,288
Deutsche Lufthansa AG
4,469 32,016
Deutsche Pfandbriefbank AG,
144A *
814 4,653
Deutsche Post AG
7,261 283,889
Deutsche Telekom AG
26,244 946,042
Deutz AG
1,066 5,767
Douglas AG *
224 3,811
Duerr AG
335 8,764
E.ON SE
16,680 212,913
Eckert & Ziegler SE
92 5,516
Elmos Semiconductor SE
55 3,868
Energiekontor AG
38 1,699
Evonik Industries AG
1,812 36,015
Evotec SE *
967 8,211
Fielmann Group AG
205 8,772
flatexDEGIRO AG
584 11,486
Formycon AG *
61 1,690
Fraport AG Frankfurt Airport
Services Worldwide *
244 14,048
Freenet AG
894 29,120
Fresenius Medical Care AG
1,540 74,125
Fresenius SE & Co. KGaA *
3,182 126,951
GEA Group AG
1,189 68,701
Gerresheimer AG
238 19,924
GFT Technologies SE
111 2,303
GRENKE AG
169 3,036
Hamborner REIT AG REIT
492 3,067
Hannover Rueck SE
449 119,377
Heidelberg Materials AG
1,021 153,786
HelloFresh SE *
1,065 13,119
Henkel AG & Co. KGaA
784 59,898
Hensoldt AG
434 23,569
Hornbach Holding AG & Co.
KGaA
107 8,824
HUGO BOSS AG
367 16,831
Hypoport SE *
29 5,972
Infineon Technologies AG
9,857 363,096
IONOS Group SE *
412 10,215
Jenoptik AG
398 9,215
JOST Werke SE, 144A
75 3,742
K+S AG
1,254 17,230

4 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Eurozone Hedged Equity ETF
(Continued)
February 28, 2025 (Unaudited)
Number
of Shares Value $
KION Group AG
491 19,706
Kloeckner & Co. SE
402 2,756
Knorr-Bremse AG
523 45,302
Krones AG
92 12,502
LANXESS AG
588 17,488
LEG Immobilien SE
566 47,100
MBB SE
3 330
Mercedes-Benz Group AG
5,454 338,161
Merck KGaA
956 134,922
METRO AG *
815 4,540
MTU Aero Engines AG
401 138,936
Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen
1,007 570,985
Mutares SE & Co. KGaA (a)
99 2,742
Nagarro SE *
54 4,621
Nemetschek SE
416 48,332
Nordex SE *
855 11,575
Norma Group SE
151 2,406
Northern Data AG *
93 3,685
PATRIZIA SE (a)
249 1,963
Pfeiffer Vacuum Technology AG
22 3,546
PNE AG
209 2,858
ProSiebenSat.1 Media SE
1,065 6,480
Puma SE
781 23,357
Rational AG
38 34,196
RENK Group AG *
415 12,859
Rheinmetall AG
325 339,330
RWE AG
4,675 147,040
SAF-Holland SE
329 5,904
Salzgitter AG
192 3,898
SAP SE
7,840 2,157,639
Schaeffler AG *
1,396 6,976
Schott Pharma AG & Co. KGaA
266 6,744
Scout24 SE, 144A
547 53,537
Secunet Security Networks AG
18 2,465
SGL Carbon SE *
581 2,471
Siemens AG
5,710 1,310,227
Siemens Energy AG *
4,753 270,883
Siemens Healthineers AG, 144A
2,100 117,113
Siltronic AG
112 5,286
Sixt SE
92 8,160
Stabilus SE
154 4,625
Stroeer SE & Co. KGaA
246 13,563
Suedzucker AG
397 4,468
SUSS MircoTec SE
138 5,347
Symrise AG
1,001 100,848
TAG Immobilien AG *
1,338 19,598
Takkt AG
187 1,540
Talanx AG
472 42,916
TeamViewer SE, 144A *
1,105 13,658
thyssenkrupp AG
4,012 31,647
Number
of Shares Value $
Thyssenkrupp Nucera AG & Co.
KGaA, 144A *
188 1,641
TUI AG *
3,452 25,067
United Internet AG
650 11,834
Vonovia SE
5,558 172,680
Vossloh AG
59 2,968
Wacker Chemie AG
128 9,141
Wacker Neuson SE
168 3,008
Wuestenrot &
Wuerttembergische AG
111 1,460
Zalando SE, 144A *
1,716 61,858
(Cost $10,417,851)
12,724,113
Ireland — 1.3%
AerCap Holdings NV
1,448 149,289
AIB Group PLC
15,541 108,497
Bank of Ireland Group PLC
7,621 89,650
Cairn Homes PLC
4,373 9,821
Dalata Hotel Group PLC
1,217 6,123
Glanbia PLC
1,348 15,494
Glenveagh Properties PLC,
144A *
4,164 6,479
Irish Residential Properties REIT
PLC REIT
3,118 3,196
Kerry Group PLC, Class A
1,139 119,690
Kingspan Group PLC
1,174 96,271
Uniphar PLC
1,557 4,329
(Cost $497,564)
608,839
Italy — 8.7%
A2A SpA
10,804 24,533
ACEA SpA
301 5,517
AMCO - Asset Management Co
SpA, Class B * (c)
13 0
Amplifon SpA
931 23,555
Anima Holding SpA, 144A
1,524 10,964
Ariston Holding NV
311 1,190
Arnoldo Mondadori Editore SpA
532 1,170
Ascopiave SpA
282 857
Azimut Holding SpA
822 22,204
Banca Generali SpA
480 24,921
Banca IFIS SpA
153 3,450
Banca Monte dei Paschi di Siena
SpA
6,469 46,800
Banca Popolare di Sondrio SpA
2,792 31,512
Banco BPM SpA
9,573 95,532
BFF Bank SpA, 144A
1,217 10,169
BPER Banca SPA
7,604 57,961
Brembo NV
933 9,335
Brunello Cucinelli SpA
250 32,417
Buzzi SpA
629 28,423
Carel Industries SpA, 144A
447 9,645
Cembre SpA
102 4,793
Cementir Holding NV
297 4,011

DBX ETF Trust | 5
Schedule of Investments
Xtrackers MSCI Eurozone Hedged Equity ETF
(Continued)
February 28, 2025 (Unaudited)
Number
of Shares Value $
CIR SpA-Compagnie Industriali *
4,297 2,683
Credito Emiliano SpA
514 6,644
Danieli & C Officine Meccaniche
SpA
73 2,272
Danieli & C Officine Meccaniche
SpA-RSP
231 5,523
Davide Campari-Milano NV
4,465 26,522
De' Longhi SpA
532 18,587
DiaSorin SpA
158 16,628
El.En. SpA
266 3,223
Enav SpA, 144A
1,673 5,842
Enel SpA
61,325 449,062
Eni SpA
16,174 232,444
ERG SpA
439 8,320
Ferrari NV
950 443,467
Ferretti SpA (a)
990 2,947
Fila SpA
130 1,351
Fincantieri SpA *
844 8,270
FinecoBank Banca Fineco SpA
4,464 83,168
Generali
7,011 230,841
GVS SpA, 144A *
383 1,963
Hera SpA
6,615 25,678
Industrie De Nora SpA (a)
206 1,892
Infrastrutture Wireless Italiane
SpA, 144A
2,478 24,883
Intercos SpA
342 5,080
Interpump Group SpA
579 21,899
Intesa Sanpaolo SpA
113,974 559,587
Iren SpA
3,723 8,141
Italgas SpA
4,021 25,820
Iveco Group NV
1,197 18,768
Juventus Football Club SpA *
798 2,490
Leonardo SpA
3,048 121,921
Lottomatica Group SpA
1,272 21,864
LU-VE SpA
117 3,708
Maire SpA
890 8,623
MARR SpA
206 2,287
Mediobanca Banca di Credito
Finanziario SpA
3,803 67,657
MFE-MediaForEurope NV, Class
A
928 3,127
MFE-MediaForEurope NV, Class
B
287 1,326
Moncler SpA
1,726 118,386
Nexi SpA, 144A *
3,487 18,303
OVS SpA, 144A
1,295 4,866
Pharmanutra SpA
21 1,192
Piaggio & C SpA
951 2,109
Piovan SpA, 144A
18 260
Pirelli & C SpA, 144A
3,195 19,999
Poste Italiane SpA, 144A
3,424 55,143
Prysmian SpA
2,148 127,098
RAI Way SpA, 144A
592 3,445
Number
of Shares Value $
Recordati Industria Chimica e
Farmaceutica SpA
905 50,977
Reply SpA
161 25,753
Saipem SpA *
9,484 21,664
Salvatore Ferragamo SpA
546 4,588
Sanlorenzo SpA
75 2,525
Sesa SpA
54 4,050
Snam SpA
15,138 73,005
SOL SpA
346 13,190
Tamburi Investment Partners
SpA
637 5,465
Technogym SpA, 144A
922 11,009
Technoprobe SpA *
1,282 7,634
Telecom Italia SpA *
67,429 18,935
Terna - Rete Elettrica Nazionale
10,584 88,493
UniCredit SpA
10,517 552,146
Unipol Assicurazioni SpA
2,723 40,506
Webuild SpA
3,994 13,200
Wiit SpA
36 651
Zignago Vetro SpA
206 2,079
(Cost $3,107,161)
4,210,138
Luxembourg — 0.6%
APERAM SA
306 9,269
ArcelorMittal SA
3,480 99,058
Aroundtown SA *
5,539 15,882
Befesa SA, 144A
222 5,209
CVC Capital Partners PLC, 144A
*
1,609 36,603
d'Amico International Shipping
SA
318 1,225
Eurofins Scientific SE
990 49,613
Grand City Properties SA *
453 5,141
RTL Group SA
361 11,946
SES SA
2,561 11,153
Shurgard Self Storage Ltd. REIT
250 9,064
Tenaris SA
2,973 55,513
(Cost $345,574)
309,676
Netherlands — 13.0%
Aalberts NV
796 26,572
ABN AMRO Bank NV, 144A
3,309 62,439
Adyen NV, 144A *
167 301,641
Aegon Ltd.
10,253 64,560
Akzo Nobel NV
1,298 80,143
AMG Critical Materials NV
187 3,214
Arcadis NV
537 26,549
Argenx SE *
456 282,495
ASM International NV
352 187,394
ASML Holding NV
2,957 2,081,568
ASR Nederland NV
1,156 60,942
Basic-Fit NV, 144A *
326 7,778
BE Semiconductor Industries NV
626 69,094
Brunel International NV
149 1,595

6 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Eurozone Hedged Equity ETF
(Continued)
February 28, 2025 (Unaudited)
Number
of Shares Value $
Corbion NV
358 7,806
Eurocommercial Properties NV
REIT
268 6,797
Euronext NV, 144A
579 72,796
EXOR NV
755 73,307
Ferrovial SE
3,529 156,756
Flow Traders Ltd.
187 4,943
Fugro NV
849 13,175
Heineken Holding NV
941 68,965
Heineken NV
2,188 184,301
IMCD NV
435 64,461
ING Groep NV
23,738 422,165
JDE Peet's NV
1,406 26,253
Just Eat Takeaway.com NV,
144A *
1,254 25,262
Koninklijke Ahold Delhaize NV
6,945 244,733
Koninklijke BAM Group NV
1,951 10,433
Koninklijke Heijmans N.V.
181 7,586
Koninklijke KPN NV
29,223 111,557
Koninklijke Philips NV *
6,083 158,260
Koninklijke Vopak NV
472 19,938
NN Group NV
2,017 102,064
OCI NV *
686 7,927
Pharming Group NV * (a)
5,312 4,794
Pharvaris NV *
124 1,972
PostNL NV
2,947 3,079
Prosus NV *
10,313 449,217
QIAGEN NV *
1,610 61,511
Randstad NV
815 32,710
Redcare Pharmacy NV, 144A *
108 13,097
SBM Offshore NV
928 19,465
Signify NV, 144A
1,044 22,180
Sligro Food Group NV
149 1,651
Stellantis NV
15,391 197,338
TKH Group NV
267 10,265
TomTom NV *
402 1,908
Universal Music Group NV
6,122 170,515
Van Lanschot Kempen NV
207 9,835
Wereldhave NV REIT
225 3,660
Wolters Kluwer NV
1,773 271,469
(Cost $5,763,835)
6,320,135
Poland — 0.1%
InPost SA *
(Cost $20,878)
1,703 29,308
Portugal — 0.5%
Altri SGPS SA
364 2,286
Banco Comercial Portugues SA,
Class R
47,526 26,455
Corticeira Amorim SGPS SA
284 2,416
CTT-Correios de Portugal SA
726 5,242
EDP SA
23,221 74,915
Number
of Shares Value $
Galp Energia SGPS SA
3,048 50,258
Jeronimo Martins SGPS SA
2,031 43,738
Mota-Engil SGPS SA
535 1,659
Navigator Co. SA
1,426 4,819
NOS SGPS SA
1,465 6,489
REN - Redes Energeticas
Nacionais SGPS SA
2,670 6,772
Semapa-Sociedade de
Investimento e Gestao
135 2,106
Sonae SGPS SA
7,995 8,410
(Cost $246,739)
235,565
Spain — 8.4%
Acciona SA
194 23,888
Acerinox SA
1,573 18,455
ACS Actividades de
Construccion y Servicios SA
1,381 74,351
Aedas Homes SA, 144A
151 4,331
Aena SME SA, 144A
554 123,444
Almirall SA
656 6,839
Amadeus IT Group SA
3,356 253,164
Atresmedia Corp. de Medios de
Comunicacion SA
479 2,462
Audax Renovables SA *
1,664 2,710
Banco Bilbao Vizcaya Argentaria
SA
43,400 577,394
Banco de Sabadell SA
41,327 113,950
Banco Santander SA
114,006 735,840
Bankinter SA
4,998 48,394
CaixaBank SA
29,932 207,662
Cellnex Telecom SA, 144A *
3,925 140,226
CIE Automotive SA
321 7,542
Construcciones y Auxiliar de
Ferrocarriles SA
111 4,393
Distribuidora Internacional de
Alimentacion SA *
74 1,359
EDP Renovaveis SA
2,484 22,122
eDreams ODIGEO SA *
435 3,723
Enagas SA
1,642 21,360
Ence Energia y Celulosa SA (a)
612 2,127
Endesa SA
2,315 51,463
Fluidra SA
664 15,278
Gestamp Automocion SA, 144A
1,741 4,795
Grenergy Renovables SA *
126 4,731
Grifols SA *
2,248 24,765
Iberdrola SA
43,863 634,743
Indra Sistemas SA
641 13,937
Industria de Diseno Textil SA
8,225 443,675
Inmobiliaria Colonial Socimi SA
REIT
2,761 16,397
Laboratorios Farmaceuticos
Rovi SA
161 8,885
Linea Directa Aseguradora SA
Cia de Seguros y Reaseguros
3,800 4,344
Logista Integral SA
453 13,017

DBX ETF Trust | 7
Schedule of Investments
Xtrackers MSCI Eurozone Hedged Equity ETF
(Continued)
February 28, 2025 (Unaudited)
Number
of Shares Value $
Mapfre SA
6,930 19,510
Melia Hotels International SA
612 4,663
Merlin Properties Socimi SA
REIT
2,832 30,700
Neinor Homes SA, 144A *
96 1,516
Pharma Mar SA *
93 9,242
Prosegur Cash SA, 144A
2,909 1,931
Prosegur Cia de Seguridad SA
1,484 2,993
Redeia Corp. SA
2,958 53,023
Repsol SA
8,779 112,106
Sacyr SA
3,918 13,697
Solaria Energia y Medio
Ambiente SA *
517 4,221
Talgo SA, 144A *
607 2,267
Tecnicas Reunidas SA *
221 3,535
Telefonica SA
29,298 130,717
Unicaja Banco SA, 144A
7,507 13,020
Vidrala SA
186 19,102
Viscofan SA
278 17,562
(Cost $3,243,733)
4,071,571
Switzerland — 0.6%
DSM-Firmenich AG
1,398 149,372
STMicroelectronics NV
5,047 124,239
(Cost $372,557)
273,611
United Kingdom — 0.3%
Allfunds Group PLC
2,299 11,848
Coca-Cola Europacific Partners
PLC
1,538 132,668
(Cost $111,490)
144,516
TOTAL COMMON STOCKS
(Cost $41,383,842)
47,161,060
PREFERRED STOCKS — 1.1%
Germany — 1.1%
Bayerische Motoren Werke AG
431 35,164
Dr Ing hc F Porsche AG, 144A
869 50,842
Draegerwerk AG & Co. KGaA
78 4,402
Einhell Germany AG
54 3,641
FUCHS SE
452 22,019
Henkel AG & Co. KGaA
1,256 108,376
Jungheinrich AG
402 12,202
Number
of Shares Value $
Porsche Automobil Holding SE
1,093 42,598
Sartorius AG
203 50,729
Sixt SE
148 9,166
STO SE & Co. KGaA
18 2,341
Volkswagen AG
1,538 166,086
(Cost $642,109)
507,566
WARRANTS — 0.0%
Italy — 0.0%
Webuild SpA* (c)
,
expires
8/2/30
(Cost $0)
38 100
Spain — 0.0%
Abengoa SA* (c)
,
expires
3/31/25
(Cost $43)
7,125 0
TOTAL WARRANTS
(Cost $43)
100
EXCHANGE-TRADED FUNDS
— 1.1%
iShares Currency Hedged MSCI
Eurozone ETF
12,649 505,834
iShares MSCI Eurozone ETF
50 2,619
(Cost $453,370)
508,453
SECURITIES LENDING
COLLATERAL — 0.1%
DWS Government & Agency
Securities Portfolio
“DWS Government Cash
Institutional Shares", 4.27%
(d)(e)
(Cost $56,112)
56,112 56,112
CASH EQUIVALENTS — 0.2%
DWS Government Money Market
Series "Institutional Shares",
4.30% (d)
(Cost $102,605)
102,605 102,605
TOTAL INVESTMENTS — 99.8%
(Cost $42,638,081)
48,335,896
Other assets and liabilities,
net — 0.2%
102,448
NET ASSETS — 100.0%
48,438,344
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

8 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Eurozone Hedged Equity ETF
(Continued)
February 28, 2025 (Unaudited)
Hidden Row
Securities are listed in country of domicile.
A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2025 is as follows:
Value ($) at
5/31/2024
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
2/28/2025
Value ($) at
2/28/2025
COMMON STOCKS — 0.6%
Germany — 0.6%
Deutsche Bank AG (b)
196,005 44,290 (4,837) (1,608) 64,687 — — 13,886 298,537
SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares", 4.27% (d)(e)
27,401 28,711 (f) — — — 2,930 — 56,112 56,112
CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series "Institutional Shares", 4.30% (d)
9,347 1,240,467 (1,147,209) — — 4,805 — 102,605 102,605
232,753 1,313,468 (1,152,046) (1,608) 64,687 7,735 — 172,603 457,254
*
Non-income producing security.
(a) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2025 amounted to $52,792, which is 0.1% of net assets.
(b)
Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)
Investment was valued using significant unobservable inputs.
(d)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28,
2025.
CVA: Credit Valuation Adjustment
REIT: Real Estate Investment Trust
RSP: Risparmio (Convertible Savings Shares)
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

DBX ETF Trust | 9
Schedule of Investments
Xtrackers MSCI Eurozone Hedged Equity ETF
(Continued)
February 28, 2025 (Unaudited)
At February 28, 2025 the Xtrackers MSCI Eurozone Hedged Equity ETF had the following sector diversification:
At February 28, 2025, open futures contracts purchased were as follows:
At February 28, 2025, the Fund had the following forward foreign currency contracts outstanding:
Currency Abbreviations
Sector Diversification
Market
Value $
As a % of Total
Investments
excluding
Exchange-Traded
Funds, Securities
Lending Collateral
and Cash
Equivalents
Financials
10,356,238 21 .6
Industrials
9,069,922 19 .0
Consumer Discretionary
6,403,304 13 .4
Information Technology
5,884,302 12 .3
Health Care
3,421,510 7 .1
Consumer Staples
2,920,325 6 .1
Materials
2,513,339 5 .3
Utilities
2,512,110 5 .3
Communication Services
2,251,075 4 .7
Energy
1,663,606 3 .5
Real Estate
672,995 1 .4
158,717 0 .3
Total
47,827,443 100 .0
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation ( $ )
EURO STOXX 50 Index
EUR 2 106,752 113,196 3/21/2025 6,444
Settlement Currency To Currency To Unrealized Unrealized
Counterparty Date Deliver Receive Appreciation ( $ ) Depreciation ( $ )
Royal Bank of Canada
3/4/2025 EUR 36,767,330 USD 38,269,790 121,189 —
Royal Bank of Canada
3/4/2025 EUR 2,779,000 USD 2,892,533 9,132 —
Royal Bank of Canada
3/4/2025 EUR 2,326,300 USD 2,434,298 20,604 —
Morgan Stanley Capital
3/4/2025 USD 43,547,535 EUR 41,872,630 — (101,839)
Morgan Stanley Capital
4/2/2025 EUR 41,872,630 USD 43,611,496 99,278 —
Morgan Stanley Capital
4/2/2025 EUR 1,634,000 USD 1,701,640 3,659 —
Morgan Stanley Capital
4/2/2025 EUR 2,419,000 USD 2,512,988 — (732)
Total unrealized appreciation (depreciation)
253,862 (102,571)
EUR Euro
USD U.S. Dollar

10 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Eurozone Hedged Equity ETF
(Continued)
February 28, 2025 (Unaudited)
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2025 in valuing the Fund’s investments.
OBTAIN A FUND PROSPECTUS
To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (844) 851-
4255. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product.
Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in
Creation Units only.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DBEZ-PH3
R-089711-2 (5/25) DBX006037 (5/25)
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 47,161,060 $ — $ 0 $ 47,161,060
Preferred Stocks
507,566 — — 507,566
Warrants (a)
— — 100 100
Exchange-Traded Funds
508,453 — — 508,453
Short-Term Investments (a)
158,717 — — 158,717
Derivatives (b)
Forward Foreign Currency Contracts
— 253,862 — 253,862
Futures Contracts
6,444 — — 6,444
TOTAL
$ 48,342,240 $ 253,862 $ 100 $ 48,596,202
Liabilities Level 1 Level 2 Level 3 Total
Derivatives (b)
Forward Foreign Currency Contracts
$ — $ (102,571) $ — $ (102,571)
TOTAL
$ — $ (102,571) $ — $ (102,571)
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.